Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Loss and comprehensive loss for the year	$ (6,898,108)	$ (3,615,375)	$ (4,472,170)
Item not affecting cash:
Share-based payments	1,237,739	872,879	910,700
Interest expense	14,993	96,768	128,033
Other income	(28,536)	0	0
Change in fair value of derivatives	899,329	(498,534)	(166,651)
Recovery of flow-through premium liability	(1,791,526)	(120,902)	(8,477)
Finance income on sublease	0	0	(1,314)
Gain on forgiveness of debt	0	(106,624)	(10,000)
Equity loss on investment in associate	26,690	105,760	0
Gain on long-term investment	0	0	(671)
Gain on spin-out transaction	(477,000)	(1,914,814)	0
Gain on investment in associate	(905,333)	0	0
Gain on option settlement	(8,159)	0	0
Impairment of exploration and evaluation assets	127,153	(0)	(0)
Receivables	(294,908)	(85,648)	(13,694)
Prepaid expenses and deposits	(96,015)	223,478	(278,859)
Accounts payable and accrued liabilities	600,467	1,262,618	148,339
Loan repayments	0	0	30,000
Net cash used in operating activities	(7,593,214)	(3,780,394)	(3,794,764)
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation acquisition costs	(225,000)	(249,957)	(198,829)
Exploration and evaluation expenditures	(8,560,291)	(1,967,017)	(2,382,193)
Exploration and evaluation recoveries	0	200,000	200,000
Promissory note interest received	27,085	0	0
Cash held by spun out subsidiary	0	(656,450)	0
Receipt of sublease payments	0	0	32,851
Sale proceeds from investment	0	0	3,571
Net cash used in investing activities	(8,758,206)	(2,673,424)	(2,344,600)
CASH FLOWS FROM FINANCING ACTIVITIES
Shares issued for cash financings	13,343,071	11,850,379	7,047,668
Share issue costs	(1,021,189)	(675,557)	(480,415)
Exercise of options	308,108	0	131,400
Exercise of warrants	5,589,650	0	0
Short-term loan repaid	(509,931)	(600,000)	(102,711)
Short-term loan interest repaid	(21,430)	(113,920)	(102,090)
Subscription received in advance	0	0	105,000
Repayment of lease obligations	0	0	(35,813)
Net cash provided by financing activities	17,688,279	10,460,902	6,563,039
Change in cash for the year	1,336,859	4,007,084	423,675
Cash, beginning of year	5,005,346	998,262	574,587
Cash, end of year	6,342,205	5,005,346	998,262
Cash paid for interest and taxes	$ 21,430	$ 113,920	$ 102,090